EQUITY-BASED COMPENSATION	12 Months Ended
Dec. 31, 2022
EQUITY-BASED COMPENSATION
EQUITY-BASED COMPENSATION

17.EQUITY-BASED COMPENSATION

Equity-based compensation expense is recorded in “Selling, general and administrative expenses” in the Consolidated Statements of Operations, net of estimated forfeitures. The Company recognized equity-based compensation - net of estimated forfeitures of $9.5 million, $6.4 million, and $8.0 million for the years ended December 31, 2022, 2021 and 2020, respectively. The Company capitalized $0.3 million of stock-based compensation expense associated with the cost of developing internal-use software during the year ended December 31, 2022.

Prior to the Business Combination, certain employees of the Company were granted equity awards under Legacy Getty’s Amended and Restated 2012 Equity Incentive Plan of the Parent (“Legacy Getty 2012 Plan”). Upon closing of the Business Combination, awards under the Legacy Getty 2012 Plan were converted at the Exchange Ratio, and the Company’s board of directors approved the Getty Images Holdings, Inc. 2022 Equity Incentive Plan (“2022 Plan”). The 2022 Plan provides for the grant of stock options, including incentive stock options and nonqualified stock options, stock appreciation rights, restricted stock, dividend equivalents, restricted stock units (“RSU”) and other stock or cash-based awards. Equity-based awards generally vest over four years. Under the 2022 Plan, up to 51,104,577 shares of Class A Common Stock is available for issuance, of which 16,744,429 are available to be issued as of December 31, 2022.

Stock Options — The following tables presents a summary of the Company’s stock option activity for the year ended December 31, 2022 (in thousands except weighted average data and years):

		Weighted	Remaining
	Number	Average	Average
	of	Exercise	Contractual
	awards	Price	Life (in Years)
Outstanding – December 31, 2021 (1)	26,271	$3.98	5.87
Retroactive application of recapitalization	7,331	$(0.87)	—
Outstanding – December 31, 2021, after effect of recapitalization (Note 3)	33,602	$3.11	5.87
Granted	978	6.18
Exercised	(2,959)	4.36
Pre-vesting forfeitures	(1,659)	3.32
Post-vesting cancellations	(27)	2.77
Outstanding – December 31, 2022	29,935	3.08	5.85

Exercisable – December 31, 2022	26,412	$3.01	5.62
Vested and expected to vest after December 31, 2022	29,863	$3.08	5.85
(1)	Excludes 3,635 non-stock option equity awards that were outstanding under the Legacy Getty 2012 Plan, which were converted to Class A Common Stock upon closing of the Business Combination.

Intrinsic value of stock options is calculated as the excess of market price of the Company’s Class A Common Stock over the strike price of the stock options, multiplied by the number of stock options. The intrinsic value of the Company’s stock options is as follows (in thousands):

	December 31,
	2022	2021
Stock options outstanding	$75,888	$12,794
Stock options exercisable	$68,431	$9,254
Stock options vested and expected to vest	$75,704	$12,641

The intrinsic value of stock options exercised for the years ended December 31, 2022 was approximately $14.8 million. The intrinsic value of stock options exercised in each of the years ended December 21, 2021 and 2020 was insignificant.

The weighted-average grant-date fair value of stock options, the valuation model used to estimate the fair value, and the assumptions input into that model, for awards granted were as follows:

	Year Ended December 31,
	2022	2021	2020
Weighted average grant date fair value per award	$3.17	$1.19	$1.22
Valuation model used	Black-Scholes	Black-Scholes	Black-Scholes
Expected award price volatility	50%	35%	50%
Risk-free rate of return	4.15%	1.15%	1.08%
Expected life of awards	5.7 years	6.1 years	6.1 years
Expected rate of dividends	None	None	None

The stock volatility assumption for award-based compensation is based on historical volatilities of the common stock of several public companies with characteristics similar to those of the Company since the Company’s Class A Common Stock has only been trading in the public market for a short period of time.

The risk-free rate of return represents the implied yield available during the month the award was granted for a U.S. Treasury zero-coupon security issued with a term equal to the expected life of the awards.

The expected life is measured from the grant date and is based on the simplified method calculation.

As of December 31, 2022 there was $4.5 million of total unrecognized compensation expense related to outstanding time-based awards, which the Company expects to recognize over a weighted average period of approximately 1.4 years. During the years ended December 31, 2022, 2021 and 2020, the fair value of time-based awards that vested was $7.9 million, $6.7 million, and $10.1 million, respectively.

Restricted Stock Units — The following table presents a summary of RSU activity (in thousands except weighted average data):

	Number
	of	Weighted Average
	awards	Grant-Date Fair Value
Outstanding — December 31, 2021	—
Granted	4,368	$5.58
Vested	—
Cancelled	(1)	$5.60
Outstanding - December 31, 2022	4,367	$5.58

As of December 31, 2022, the total unrecognized compensation expense related to restricted stock units is approximately $22.8 million, which is expected to be recognized over a weighted average period of approximately 3.0 years.